Schedule of Investments (unaudited)
April 30, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.8%
Black Belt Energy Gas District, RB(a)
4.00%, 10/01/52	$1,355	$ 1,351,028
Series A, 5.25%, 01/01/54	835	880,429
Series A, 5.25%, 05/01/55	480	512,612
Series F, 5.50%, 11/01/53	810	852,122
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,740	1,862,306
Energy Southeast A Cooperative District, RB(a)
Series B, 5.25%, 07/01/54	1,060	1,120,545
Series B-1, 5.75%, 04/01/54	1,815	1,975,237
Homewood Educational Building Authority, Refunding RB, 5.00%, 12/01/47	655	663,967
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	740	784,518
Series B-1, 5.00%, 05/01/53	2,055	2,116,037
		12,118,801
Arizona — 3.3%
Arizona Industrial Development Authority, RB(b)
5.00%, 07/01/54	545	488,245
Series A, 5.00%, 07/01/49	545	480,095
Series A, 5.00%, 07/01/54	420	362,010
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	1,745	1,794,497
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	910	1,003,048
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/39(b)	500	482,177
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	1,025	942,816
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/54(b)	290	260,478
Series A, 5.00%, 09/01/37	575	605,679
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,120	1,188,196
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53(b)	745	747,479
		8,354,720
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	1,275	1,238,474
AMT, Sustainability Bonds, 5.70%, 05/01/53	420	429,512
		1,667,986
California — 5.0%
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56(b)	120	83,740
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	370	363,020
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Sustainability Bonds, 5.00%, 09/01/37	100	99,521
Sustainability Bonds, 4.00%, 12/01/56	200	145,723
Series A, Sustainability Bonds, 4.00%, 06/01/58	490	350,302
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2013, 6.25%, 08/01/43(c)	5,000	4,889,156
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	765	783,531
Security	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	$1,375	$ 1,344,632
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(d)	1,400	799,665
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(d)	1,110	855,628
Yosemite Community College District, GO(d)
Series D, Election 2004, 0.00%, 08/01/36	2,000	1,331,448
Series D, Election 2004, 0.00%, 08/01/37	2,790	1,616,306
		12,662,672
Colorado — 1.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 11/15/47	240	248,952
Colorado Health Facilities Authority, RB, Series A, 4.00%, 11/15/46	945	881,921
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	940	873,781
State of Colorado, COP, Series S, 4.00%, 03/15/40	1,635	1,639,804
		3,644,458
Connecticut — 0.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	55	52,110
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	145	154,606
4.25%, 07/15/53	190	181,411
		388,127
District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	875	792,572
Florida — 11.0%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	535	440,071
Series A, 5.00%, 06/01/55	480	403,846
Series A, 5.50%, 06/01/57	170	154,047
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	2,340	2,373,586
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	2,210	2,391,207
City of Tampa Florida, RB, CAB(d)
Series A, 0.00%, 09/01/49	525	143,462
Series A, 0.00%, 09/01/53	295	64,358
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 4.00%, 10/01/49	735	641,131
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.25%, 09/01/47	1,000	1,055,757
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	425	432,641
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT, 5.00%, 10/01/34	160	160,450
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,550	1,441,076
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	360	378,097
Series A, AMT, 5.00%, 10/01/47	2,360	2,438,984
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Seaport Department, Refunding RB (continued)
Series A-1, AMT, (AGM), 4.00%, 10/01/45	$790	$ 728,351
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	480	143,400
Series A-2, 0.00%, 10/01/47	775	218,763
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	180	198,927
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	340	324,684
AMT, 5.00%, 05/01/29	480	478,982
Florida Development Finance Corp., Refunding RB
5.00%, 09/15/50(b)	270	232,826
AMT, 07/15/32(a)(b)(e)	865	892,701
AMT, (AGM), 07/01/53(e)	3,040	3,167,057
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/47	2,520	2,541,466
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	2,165	2,193,048
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	210	221,732
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	235	205,363
4.00%, 05/01/50	395	317,701
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,805	1,870,161
Orange County Housing Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	110	97,088
Palm Beach County Health Facilities Authority, RB, Series B, 4.00%, 11/15/41	140	130,497
Seminole Improvement District, RB, 5.30%, 10/01/37	150	144,949
Storey Creek Community Development District, SAB, 4.13%, 12/15/49	500	410,751
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	530	542,457
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	215	217,016
		27,796,633
Georgia — 1.9%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	500	456,520
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	200	187,720
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	875	791,234
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	235	241,607
Series A, 5.00%, 06/01/53(a)	620	647,485
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	345	360,853
Series A, 5.00%, 01/01/49	1,190	1,212,468
Series A, 5.00%, 01/01/59	880	889,899
		4,787,786
Hawaii — 0.9%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	2,315	2,378,215
Security	Par (000)	Value
Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	$320	$ 308,401
Illinois — 10.9%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,265	1,339,214
Series A, 5.00%, 12/01/40	1,195	1,216,008
Series A, 5.00%, 12/01/47	360	357,197
Chicago Board of Education, Refunding GO, Series A, 5.00%, 12/01/30	135	142,022
Chicago Midway International Airport, Refunding ARB, Series B, 5.00%, 01/01/46	1,980	1,996,833
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	740	750,363
Series A, AMT, Senior Lien, 4.38%, 01/01/53	830	776,107
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	705	715,652
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/53	1,550	1,653,221
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	525	556,335
Illinois Finance Authority, RB, 5.00%, 10/01/48	475	506,932
Illinois Finance Authority, Refunding RB
4.13%, 08/15/37	665	629,635
5.00%, 08/15/44	305	306,172
Series A, 5.00%, 11/15/45	1,110	1,109,276
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	120	117,204
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	730	737,721
Series A, 4.00%, 01/01/46	930	881,565
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	670	675,848
Series A, (NPFGC), 0.00%, 12/15/36(d)	10,000	5,957,600
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(d)	2,980	1,164,728
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	2,000	2,289,219
State of Illinois, GO
5.25%, 02/01/32	870	870,872
5.25%, 02/01/34	600	600,633
Series B, 5.25%, 05/01/41	635	679,180
Series B, 5.50%, 05/01/47	540	582,394
Series C, 5.00%, 12/01/48	850	868,917
		27,480,848
Indiana — 0.7%
Indianapolis Local Public Improvement Bond Bank, RB
5.25%, 02/01/48	245	266,877
Series F1, Subordinate, (BAM), 5.00%, 03/01/53	1,445	1,494,940
		1,761,817
Kentucky — 1.4%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	150	146,910
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	200	194,201
Series A, 5.25%, 06/01/49	370	393,241
Fayette County School District Finance Corp., RB
5.00%, 06/01/44	545	575,460

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kentucky (continued)
Fayette County School District Finance Corp., RB (continued)
(BAM-TCRS), 5.00%, 06/01/46	$480	$ 503,733
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	1,745	1,842,481
		3,656,026
Louisiana — 3.4%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	500	522,324
5.25%, 10/01/53	1,025	1,062,856
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/42	2,400	2,443,616
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	1,095	1,152,902
New Orleans Aviation Board, ARB
Series B, AMT, 5.00%, 01/01/45	2,380	2,382,175
Series B, AMT, 5.00%, 01/01/48	1,010	1,014,975
		8,578,848
Maryland — 0.6%
City of Baltimore Maryland, Refunding TA, Series A, Senior Lien, 3.63%, 06/01/46(b)	655	519,839
Maryland Economic Development Corp., RB
5.00%, 07/01/56	145	146,966
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	800	820,232
		1,487,037
Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,855	1,817,861
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	815	821,913
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	335	315,406
		2,955,180
Michigan — 3.8%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	880	814,993
Michigan Finance Authority, RB
4.00%, 02/15/50	1,885	1,723,156
5.50%, 02/28/57	135	144,410
Series A, 4.00%, 11/15/50	2,550	2,303,619
Michigan Finance Authority, Refunding RB, 4.00%, 11/15/46	1,050	963,750
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	535	504,590
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.55%, 10/01/51	645	408,504
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,980	1,951,550
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	725	780,030
		9,594,602
Minnesota — 0.2%
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	445	462,217
Security	Par (000)	Value
Missouri — 0.5%
Kansas City Industrial Development Authority, ARB
Class B, AMT, 5.00%, 03/01/46	$470	$ 482,627
Series B, AMT, 5.00%, 03/01/39	670	696,281
		1,178,908
Nebraska — 0.9%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	1,150	1,197,895
Omaha Public Power District, Refunding RB, Series A, 4.00%, 02/01/42	1,140	1,128,716
		2,326,611
Nevada — 1.1%
County of Clark Nevada, RB, Subordinate, (AGM), 4.00%, 07/01/40	2,715	2,697,181
New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, 4.25%, 07/20/41	365	354,689
New Jersey — 6.3%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	180	187,770
City of Newark New Jersey, GO, (SAW), 4.50%, 03/15/36	935	947,293
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	730	740,165
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(f)	180	183,020
Series WW, 5.25%, 06/15/25(f)	455	463,867
AMT, 5.13%, 01/01/34	610	610,427
AMT, 5.38%, 01/01/43	790	790,364
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	295	296,702
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	800	705,823
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	875	855,211
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, 10/01/44(e)	305	305,361
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/48	1,490	1,570,502
Series A, 0.00%, 12/15/29(d)	225	182,916
Series AA, 5.00%, 06/15/38	1,180	1,181,959
Series AA, 4.00%, 06/15/40	925	910,686
Series AA, 5.00%, 06/15/45	725	760,219
Series AA, 4.00%, 06/15/50	560	518,074
Series BB, 4.00%, 06/15/50	1,400	1,302,453
Series D, 5.00%, 06/15/32	525	529,418
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/37	525	582,089
Series A, 5.25%, 06/15/42	210	231,133
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	720	682,406
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
Passaic Valley Water Commission, RB, (AGM), 4.00%, 12/01/53	$240	$ 220,224
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/35	1,220	1,281,804
		16,039,886
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	180	165,181
New York — 10.0%
City of New York, GO
Series A-1, 5.00%, 08/01/47	260	273,677
Series B, 5.25%, 10/01/41	545	604,160
Metropolitan Transportation Authority, RB, Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,115	1,011,800
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.00%, 11/15/56	1,330	1,343,185
New York City Municipal Water Finance Authority, RB, Sub-Series CC-1, 5.25%, 06/15/54	260	284,482
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/42	1,105	1,104,942
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/43	2,105	2,287,694
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	775	775,484
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	2,045	1,510,649
Series A, Sustainability Bonds, 3.00%, 11/15/51	600	431,774
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/55	230	215,071
Series A, Sustainability Bonds, 4.00%, 11/15/60	425	390,231
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	710	659,674
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/46	720	693,050
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/46	660	627,055
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	450	478,618
AMT, 5.63%, 04/01/40	470	508,652
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	1,050	1,106,210
Port Authority of New York & New Jersey, ARB
AMT, 5.00%, 11/01/49	1,535	1,568,099
Series 221, AMT, 4.00%, 07/15/55	1,570	1,378,046
Port Authority of New York & New Jersey, Refunding ARB, Series 197, AMT, 5.00%, 11/15/35	250	256,040
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	3,150	2,971,282
Series A, 4.50%, 05/15/63	1,000	985,535
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	1,900	1,994,622
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 05/15/47	1,705	1,816,213
		25,276,245
Security	Par (000)	Value
North Carolina — 0.1%
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	$165	$ 174,877
Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,720	3,371,973
County of Franklin Ohio, RB, 5.00%, 11/01/48	450	482,124
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	90	88,248
		3,942,345
Oklahoma — 0.3%
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	495	470,668
Oklahoma Water Resources Board, RB, (OK CERF), 4.00%, 04/01/48	345	327,874
		798,542
Oregon — 0.3%
Clackamas Community College District, GO, Series A, 5.00%, 06/15/40(c)	390	405,040
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(d)	875	438,220
		843,260
Pennsylvania — 7.5%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	1,010	1,030,113
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	150,185
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	4,450	4,443,548
Series B, 4.00%, 03/15/40	3,000	2,998,118
AMT, 5.50%, 06/30/41	900	984,917
AMT, 5.75%, 06/30/48	780	844,359
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	150	108,514
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	3,150	3,151,470
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	410	419,786
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	550	554,552
Series A-1, 5.00%, 12/01/41	1,005	1,026,044
Series C, 5.00%, 12/01/39	900	907,449
Series A, Subordinate, 5.00%, 12/01/44	1,300	1,353,773
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	680	684,841
School District of Philadelphia, GO, Series A, (SAW), 5.50%, 09/01/48	265	287,424
		18,945,093
Puerto Rico — 5.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	6,611	6,448,650
Series A-1, Restructured, 5.00%, 07/01/58	2,833	2,820,232
Series A-2, Restructured, 4.78%, 07/01/58	276	267,662
Series A-2, Restructured, 4.33%, 07/01/40	1,324	1,291,429
Series B-1, Restructured, 4.75%, 07/01/53	309	301,142

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.78%, 07/01/58	$411	$ 398,946
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	5,025	1,565,795
		13,093,856
Rhode Island — 0.1%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	305	310,756
South Carolina — 3.2%
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	278,614
4.38%, 11/01/49	465	384,262
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,650	1,735,760
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/43	2,010	2,065,128
5.00%, 01/01/55(b)	855	702,518
7.50%, 08/15/62(b)	405	373,143
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/55	550	484,834
South Carolina Public Service Authority, Refunding RB, 5.00%, 12/01/38	1,840	1,840,540
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	95	101,149
		7,965,948
Tennessee — 1.7%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	160	170,688
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	1,000	1,009,401
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	200	212,854
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	835	846,639
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	1,020	1,032,515
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,040	1,091,838
		4,363,935
Texas — 12.7%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	420	418,787
7.88%, 11/01/62	370	369,887
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/49	1,180	1,342,513
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/37	1,240	1,243,114
Series C, 5.00%, 08/15/42	625	625,210
City of Austin Texas Airport System Revenue, ARB, AMT, 5.25%, 11/15/47	905	953,691
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.00%, 07/15/48	500	474,237
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	100	97,134
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	405	405,634
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	$230	$ 235,694
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	225	230,519
Sub-Series A, AMT, 4.00%, 07/01/46	830	760,636
Sub-Series A, AMT, 4.00%, 07/01/48	2,510	2,307,469
County of Harris Texas Toll Road Revenue, Refunding RB, 1st Lien, 4.00%, 08/15/45	425	411,732
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	1,080	1,022,917
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	665	712,477
Dickinson Independent School District, GO, (PSF), 4.13%, 02/15/48	350	333,993
Klein Independent School District, GO, (PSF), 4.00%, 08/01/46	1,075	1,009,055
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(f)	1,850	1,065,886
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	450	405,176
North Texas Tollway Authority, RB, Series C, Convertible, 6.75%, 09/01/31(c)(f)	10,000	12,582,024
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	970	919,303
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	500	528,819
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	465	437,959
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	525	472,091
Series A, 5.00%, 07/01/53	645	669,623
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	260	228,462
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	215	203,883
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,578,427
		32,046,352
Utah — 2.3%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	3,485	3,509,872
Series A, AMT, 5.25%, 07/01/48	235	245,925
Series A, AMT, 5.00%, 07/01/51	1,450	1,475,454
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	185	179,571
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	335	325,993
		5,736,815
Virginia — 0.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	965	896,434
Washington — 0.3%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	720	730,523
Wisconsin — 1.0%
Public Finance Authority, RB
5.00%, 10/15/56(b)	215	171,049
Class A, 5.00%, 06/15/51(b)	555	432,836
Class A, 6.00%, 06/15/52	140	126,680
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
Class A, 6.13%, 06/15/57	$160	$ 146,314
Series A, 5.00%, 07/01/40(b)	300	267,998
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(b)	295	259,610
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing, Series A, 4.15%, 11/01/48	1,255	1,215,965
		2,620,452
Total Municipal Bonds — 107.5% (Cost: $263,299,996)		271,384,835
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
Alabama(a) — 4.8%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54	3,800	4,089,559
Series C-1, 5.25%, 02/01/53	7,721	8,076,212
		12,165,771
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	3,680	3,939,150
District of Columbia — 0.4%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	920	909,444
Florida — 5.1%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	3,341	3,703,439
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	2,150	2,326,287
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	4,200	4,672,003
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	2,100	2,101,469
		12,803,198
Georgia — 1.2%
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53(a)	2,970	3,116,307
Illinois — 7.0%
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,903	5,214,539
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,951	2,030,993
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	10,000	10,336,690
		17,582,222
New York — 6.8%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,770	1,702,420
New York City Municipal Water Finance Authority, RB, Series AA-1, 5.25%, 06/15/52	4,010	4,348,680
New York City Transitional Finance Authority, RB, Series C, 5.25%, 05/01/48	3,680	4,010,519
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,810	1,726,995
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, 5.25%, 10/15/57	$1,910	$ 1,963,431
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,990	2,088,677
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	1,500	1,440,186
		17,280,908
Oklahoma — 1.3%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	3,001	3,278,957
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, 5.50%, 07/01/48	2,020	2,183,656
Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	3,031	3,273,252
South Carolina — 1.9%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	4,591	4,889,514
Tennessee — 1.8%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	4,401	4,593,720
Texas — 2.3%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	1,430	1,509,684
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	1,610	1,775,014
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	2,541	2,654,865
		5,939,563
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	3,280	3,036,281
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.6% (Cost: $92,087,634)		94,991,943
Total Long-Term Investments — 145.1% (Cost: $355,387,630)		366,376,778

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(h)(i)	11,485,329	$ 11,486,477
Total Short-Term Securities — 4.6% (Cost: $11,486,050)		11,486,477
Total Investments — 149.7% (Cost: $366,873,680)		377,863,255
Other Assets Less Liabilities — 0.1%		550,279
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.7)%		(47,324,899)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.1)%		(78,600,000)
Net Assets Applicable to Common Shares — 100.0%		$ 252,488,635

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,783,129	$ 3,702,212 (a)	$ —	$ 709	$ 427	$ 11,486,477	11,485,329	$ 288,669	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 271,384,835	$ —	$ 271,384,835
Municipal Bonds Transferred to Tender Option Bond Trusts	—	94,991,943	—	94,991,943
Short-Term Securities
Money Market Funds	11,486,477	—	—	11,486,477
	$11,486,477	$366,376,778	$—	$377,863,255
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(46,825,809)	$—	$(46,825,809)
VMTP Shares at Liquidation Value	—	(78,600,000)	—	(78,600,000)
	$—	$(125,425,809)	$—	$(125,425,809)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
Portfolio Abbreviation (continued)
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation